Fair Value Measurements (Tables)	5 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value
Description	Level	September 30, 2020
Assets:
Investments held in Trust Account	1	$230,075,599